UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier Equity Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number: 811-2488

      Securities Act File Number: 2-30806

4(a). Last day of fiscal year for which this notice is filed:

           September 30, 2002

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Dreyfus Premier Aggressive Growth Fund - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 29,004,968
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $35,919,422
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 864,754,139
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 900,673,561
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $ (871,668,593)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  284,410
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 421,779
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 421,779
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(137,369)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ -0-
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 83,432
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  191,647
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  203,281
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 394,928
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $ (311,496)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

                                                               -0-
      (viii) Registration fee due (multiply Item 5(v)    =$   ==============
             by Item 5(vii) (enter "0" if no fee is
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============



Dreyfus Premier Aggressive Growth Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold     $ 1,754
             during the fiscal year pursuant to section   ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  1,727
             repurchased during the fiscal year:         ---------------

       (iii) Aggregate price of securities redeemed or   $
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,727
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 27
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============

Dreyfus Premier Aggressive Growth Fund - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  10,829
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  100
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 100
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 10,729
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$  .99
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   .99
                                                                =============


Dreyfus Premier Developing Markets Fund  - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 21,547,375
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 17,836,570
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 17,836,570
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 3,710,805
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $()
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 341.39
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  341.39
                                                                =============

Dreyfus Premier Developing Markets Fund  - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 3,658,449
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 1,587,916
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,587,916
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 2,070,533
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $ -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 190.49
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  190.49
                                                                =============
Dreyfus Premier Developing Markets Fund  - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 1,504,495
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 385,218
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 385,218
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than          $ 1,119,277
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $ -0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 102.97
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  102.97
                                                                =============
Dreyfus Premier Developing Markets Fund  - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 103,813
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 59,140
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 183,497
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 242,637
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than          -$ -0-
             Item 5(iv) [subtract Item 5(iv) from Item           ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(138,824)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ -0-
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============
Dreyfus Premier Developing Markets Fund  - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 67,699
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 7,284
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 7,284
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than          $ 60,415
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $-0-
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 5.56
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  5.56
                                                                =============


Dreyfus Premier Growth and Income Fund - Class A

         (I) Aggregate sale price of securities sold           $2,873,303
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  7,352,661
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 16,958,451
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  24,311,112
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(21,437,809)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$  0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  4,537,844
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $6,837,180
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $17,882,008
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  24,719,188
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(20,181,344)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,043,498
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  1,331,946
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  394,035
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,725,981
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(682,483)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Dreyfus Premier Growth and Income Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $5,132
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $7,314
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 273,105
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 280,419
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(275,287)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$ 0.00
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============




Dreyfus Premier Growth and Income Fund - Class T

         (I) Aggregate sale price of securities sold           $4,388
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 7,902
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $     -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 7,902
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  -0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $( 3,514 )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)    =$   -0-
             by Item 5(vii) (enter "0" if no fee is        ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  -0-
                                                                =============


TOTAL FOR ALL:                                               =$  641.40
                                                                =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*  /s/Michael A. Rosenberg
                                 ____________________________________
                                 Michael A. Rosenberg, Secretary


      Date:

* Please print the name and title of the signing officer below the signature.